Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]	Employee Benefit Plans

We sponsor multiple domestic and international employee benefit plans. Benefits are based upon years of service and compensation. We have both a noncontributory retirement plan and multiple employee benefit plans (the "pension plans").

The noncontributory retirement plan is in the U.S. (the "Domestic Plan"), and it covers certain employees not earning union benefits. This plan was frozen for participant benefit accruals in 1996; therefore, the projected benefit obligation is equal to the accumulated benefit obligation. The plan assets will be used to pay benefits due to employees for service through December 31, 1996. Since employees have not accrued additional benefits from that time, we do not utilize salary or pension inflation assumptions in calculating our benefit obligation for the Domestic Plan. The annual measurement date for the Domestic Plan is December 31.

The multiple employee benefit plans cover many of our international employees. These include: (i) a plan that covers workers in the United Kingdom (the "U.K. Plan"), which was frozen to further service accruals on November 30, 2013 and (ii) a number of smaller plans that cover workers in various countries around the world (the "International Plans"). The annual measurement date for all of these plans is December 31.

We are required to recognize the funded status of our pension plans, which is the difference between the fair value of plan assets and the projected benefit obligations, in our consolidated balance sheets and make corresponding adjustments for changes in the value through accumulated other comprehensive income (loss), net of taxes.

The following table presents the projected benefit obligation, fair value of plan assets, funded status and accumulated benefit obligation for the Domestic Plan, the U.K. Plan and the International Plans:

	Domestic Plan		U.K. Plan		International Plans
	2018	2017	2018	2017	2018	2017
	(in millions)
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$384	$381	$443	$404	$86	$81
Service cost	—	—	3	2	2	1
Interest cost	12	12	9	10	2	1
Prior service cost(1)	—	—	4	—	—	—
Actuarial loss (gain)	(14)	16	(39)	4	—	3
Settlements and curtailments	(2)	(1)	—	—	(1)	—
Effect of foreign exchange rates	—	—	(25)	40	(1)	4
Benefits paid	(23)	(24)	(20)	(17)	(5)	(4)
Benefit obligation at end of year	$357	$384	$375	$443	$83	$86

Change in Plan Assets:
Fair value of plan assets at beginning of year	$306	$267	$386	$336	$65	$58
Actual return on plan assets, net of expenses	(23)	43	(14)	24	(1)	6
Employer contributions	16	21	10	9	4	4
Settlements	(2)	(1)	—	—	—	—
Effect of foreign exchange rates	—	—	(22)	34	—	1
Benefits paid	(23)	(24)	(20)	(17)	(5)	(4)
Fair value of plan assets at end of year	274	306	340	386	63	65
Funded status at end of year (underfunded)	(83)	(78)	(35)	(57)	(20)	(21)
Accumulated benefit obligation	$357	$384	$375	$443	$83	$86
____________

(1)	Relates to U.K. pension equalization requirements.

Amounts recognized in the consolidated balance sheets consisted of the following:

	Domestic Plan		U.K. Plan		International Plans
	2018	2017	2018	2017	2018	2017
	(in millions)
Other non-current assets	$—	$—	$—	$—	$7	$9
Other liabilities	(83)	(78)	(35)	(57)	(27)	(30)
Net amount recognized	$(83)	$(78)	$(35)	$(57)	$(20)	$(21)

Amounts recognized in accumulated other comprehensive loss consisted of the following:

	Domestic Plan			U.K. Plan			International Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in millions)
Net actuarial loss (gain)	$22	$(15)	$—	$(14)	$13	$41	$3	$—	$3
Prior service cost (credit)	(4)	(3)	(3)	4	—	—	—	—	—
Amortization of net loss	(3)	(3)	(3)	(4)	(4)	(2)	(1)	—	(1)
Net amount recognized	$15	$(21)	$(6)	$(14)	$9	$39	$2	$—	$2

The estimated unrecognized prior service cost and net loss that will be amortized into net periodic pension cost (credit) during the year ended December 31, 2019 are as follows:

	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Unrecognized prior service cost(1)	$3	$—	$—
Unrecognized net loss(1)	3	4	—
Amount unrecognized	$6	$4	$—

____________

(1)	Unrecognized prior service cost amounts for the U.K. Plan and International Plans are less than $1 million and unrecognized net loss amounts for the International Plans are less than $1 million.

The net periodic pension cost (credit) was as follows:

	Domestic Plan			U.K. Plan			International Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(in millions)
Service cost	$6	$8	$8	$3	$2	$2	$2	$2	$3
Interest cost	12	12	13	9	10	12	2	2	2
Expected return on plan assets	(19)	(19)	(19)	(21)	(19)	(22)	(3)	(3)	(3)
Amortization of prior service cost	3	3	4	—	—	—	—	—	—
Amortization of net loss	3	3	3	4	4	2	1	—	—
Net periodic pension cost (credit)	$5	$7	$9	$(5)	$(3)	$(6)	$2	$1	$2

The weighted-average assumptions used to determine benefit obligations were as follows:

	Domestic Plan		U.K. Plan		International Plans
	2018	2017	2018	2017	2018	2017
Discount rate	4.3%	3.6%	3.1%	2.6%	3.3%	2.4%
Salary inflation	N/A	N/A	1.8	1.8	2.2	2.2
Pension inflation	N/A	N/A	3.0	3.0	1.8	1.8

The weighted-average assumptions used to determine net periodic pension cost (credit) were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate	3.6%	4.0%	4.2%	2.6%	2.8%	3.9%	2.9%	3.0%	3.5%
Expected return on plan assets	7.0	7.0	7.3	5.5	5.5	6.5	4.6	4.3	5.4
Salary inflation	N/A	N/A	N/A	1.8	1.9	1.7	2.2	2.1	2.1
Pension inflation	N/A	N/A	N/A	3.0	3.1	2.8	1.8	1.7	1.6

The investment objectives for the various plans are preservation of capital, current income and long-term growth of capital. All plan assets are managed by outside investment managers and do not include investments in Hilton stock. Asset allocations are reviewed periodically by the investment managers.

Expected long-term returns on plan assets are determined using historical performance for debt and equity securities held by our plans, actual performance of plan assets and current and expected market conditions. Expected returns are formulated based on the target asset allocation. The target asset allocation for the Domestic Plan, as a percentage of total plan assets, as of December 31, 2018 and 2017, was 80 percent in funds that invest in equity securities and 20 percent in funds that invest in debt securities. The target asset allocation for the U.K. Plan and the International Plans, as a percentage of total plan assets, as of December 31, 2018 and 2017, was 75 percent in funds that invest in equity and debt securities and 25 percent in bond funds.

The following tables present the fair value hierarchy of total plan assets measured at fair value by asset category:

	December 31, 2018
	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Level 1
Cash and cash equivalents	$—	$34	$11
Equity funds	—	33	2
Bond funds	—	39	—
Alternative investments	—	140	—
Level 2
Equity funds	—	—	4
Bond funds	—	—	6
Net asset value(1)
Bond funds	—	44	—
Common collective trusts	274	—	40
Other	—	50	—
	$274	$340	$63

	December 31, 2017
	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Level 1
Cash and cash equivalents	$—	$—	$11
Level 2
Equity funds	—	—	6
Bond funds	—	—	5
Net asset value(1)
Common collective trusts	306	386	43
	$306	$386	$65
____________

(1)	Certain investments are measured at net asset value per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy.

We expect to contribute approximately $8 million, $9 million and $4 million to the Domestic Plan, the U.K. Plan and the International Plans, respectively, in 2019.

As of December 31, 2018, the benefits expected to be paid in the next five years and in the aggregate for the five years thereafter were as follows:

	Domestic Plan	U.K. Plan	International Plans
Year	(in millions)
2019	$35	$19	$11
2020	27	19	6
2021	27	20	5
2022	26	20	5
2023	26	20	5
2024-2028	121	107	24
	$262	$205	$56

In January 2007, the Domestic Plan and plans maintained for certain domestic hotels currently or formerly managed by us were merged into a multiple employer plan. As of December 31, 2018 and 2017, the multiple employer plan had combined plan assets of $297 million and $331 million, respectively, and a projected benefit obligation of $380 million and $409 million, respectively.

We have various employee defined contribution investment plans whereby we contribute matching percentages of employee contributions. The aggregate expense under these plans totaled $16 million, $15 million and $17 million for the years ended December 31, 2018, 2017 and 2016, respectively.